Performance Management - PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The Predecessor Fund, a fund registered under the Investment Company Act of 1940, as amended, and managed by PIMCO, was reorganized into the Fund as of the close of business on September 20, 2024. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund. The Fund's performance for periods prior to the commencement of operations of the Fund is that of the Institutional Class shares of the Predecessor Fund. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to the Fund. Absent any applicable fee reductions, fee waivers and/or expense limitations, performance would have been lower. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The supplemental index shown is the Bloomberg U.S. MBS Fixed Rate Index (“MBS Index”). The MBS Index covers the mortgage-backed pass-through securities and hybrid ARM pools of Ginnie Mae, Fannie Mae, and Freddie Mac. The MBS Index is formed by grouping the universe of about 1,000,000 individual fixed rate MBS pools into approximately 5,500 generic aggregates. Performance for the Fund will be updated daily and quarterly and, once the Fund is operational, may be obtained by accessing https://www.pimco.com/en-us/investments/etf.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Fund's performance for periods prior to the commencement of operations of the Fund is that of the Institutional Class shares of the Predecessor Fund. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to the Fund. Absent any applicable fee reductions, fee waivers and/or expense limitations, performance would have been lower. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Best QuarterDecember 31, 20236.40%Worst QuarterJune 30, 2022-5.41%Year-to-DateJune 30, 20254.36%
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/24)
Performance Availability Website Address [Text]	https://www.pimco.com/en-us/investments/etf
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	4.36%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.41%)
Lowest Quarterly Return, Date	Jun. 30, 2022